Equity (Details) - Schedule of stock-based compensation expenses - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 7,205	$ 4,907
Cost of sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	634	402
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	1,424	1,556
Selling, general and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 5,147	$ 2,949